Accruals, deferred income and other liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities

25	Accruals, deferred income and other liabilities

	2017	2016
	$m	$m
Accruals and deferred income	11,521	10,770
Endorsements and acceptances	9,746	8,567
Employee benefit liabilities (Note 5)	2,152	2,681
Liabilities of disposal groups held for sale	1,286	2,790
Other liabilities	21,202	19,483
At 31 Dec	45,907	44,291
Accruals, deferred income and other liabilities include $34,048m (2016: $30,932m) of financial liabilities, the majority of which are measured at amortised cost.